Annual Fund Operating Expenses	Jun. 01, 2026
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	0.84%	[1]
Fee Waiver or Reimbursement	0.14%	[1],[2]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	31 January 2028
Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.71%	[1]
Fee Waiver or Reimbursement	0.11%	[1],[2]
Net Expenses (as a percentage of Assets)	0.60%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	31 January 2028
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.59%	[1]
Fee Waiver or Reimbursement	0.04%	[1],[2]
Net Expenses (as a percentage of Assets)	0.55%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	31 January 2028

[1]	The Fund’s operating expenses have been restated to reflect a reduction in the management fees and expense limit, effective as of 1 June 2026.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary changes such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 0.70% of the average daily net assets of Investor Shares, 0.60% of the average daily net assets of Advisor Shares and 0.55% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2028. Prior to 1 June 2026, the expense limit, as a percentage of average daily net assets, was 0.98%, 0.88% and 0.83% for Investor Shares, Advisor Shares and Institutional Shares, respectively.